SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2018
Fair value of derivative financial instruments | Increase (decrease) due to application of IFRS 9
Impact of adoption on the accounting pronouncements
Unrealized change in fair value of cost of hedging	$ 3.1
IFRS 9 | Equity securities
Impact of adoption on the accounting pronouncements
Impact of adopting IFRS 9, before tax			$ 44.1
Impact of adopting IFRS 9, (net of tax)			$ 39.4
IFRS 16 | Minimum
Impact of adoption on the accounting pronouncements
Lease liabilities		$ 75.0
Right of use assets		75.0
IFRS 16 | Maximum
Impact of adoption on the accounting pronouncements
Lease liabilities		95.0
Right of use assets		$ 95.0